Document And Entity Information	12 Months Ended
Dec. 31, 2010
Document and Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2010
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Trading Symbol	hum
Entity Registrant Name	HUMANA INC
Entity Central Index Key	0000049071